Litigation, Claims and Contingencies	12 Months Ended
Sep. 30, 2012
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]

Note 22 – Litigation, Claims and Contingencies

(a)	Litigation and Claims

(i)	British Columbia

March 5, 2004 Claim (restated – Note 3)

On March 5, 2004, an action under the Class Proceedings Act was commenced in the Supreme Court of British Columbia by Andrew Bodnar and others proposing that a class action be certified on his own behalf and on behalf of all persons who have borrowed money from the defendants, The Cash Store Financial and All Trans Credit Union Ltd. The action stems from the allegations that all payday loan fees collected by the defendants constitute interest and therefore violate s. 347 of the Criminal Code of Canada (the “Code”). On May 25, 2006, the claim in British Columbia was affirmed as a certified class proceeding of Canada by the B.C. Court of Appeal. In fiscal 2007, the plaintiffs in the British Columbia action brought forward an application to have certain of the Company’s customers’ third-party lenders added to the claim. On March 18, 2008, another action commenced in the Supreme Court of British Columbia by David Wournell and others against The Cash Store Financial, Instaloans Inc., and others in respect of the business carried out under the name Instaloans since April 2005. Collectively, the above actions are referred to as the “British Columbia Related Actions”.

On May 12, 2009, the Company settled the British Columbia Related Actions in principle and on February 28, 2010 the settlement was approved by the Court. Under the terms of the court approved settlement, the Company is to pay to the eligible class members who were advanced funds under a loan agreement and who repaid the payday loan plus brokerage fees and interest in full, or who met certain other eligibility criteria, a maximum estimated amount including legal expenses of $18,800, consisting of $9,400 in cash and $9,400 in credit vouchers. The credit vouchers can be used to pay existing outstanding brokerage fees and interest, to pay a portion of brokerage fees and interest which may arise in the future through new loans advanced, or can be redeemed for cash from January 1, 2014 to June 30, 2014. The credit vouchers are not transferable and have no expiry date. After approved legal expenses of $6,438 were paid in March 2010, the balance of the settlement amount remaining to be disbursed was $12,362, consisting of $6,181 of cash and $6,181 of vouchers.

By September 30, 2010, the Company received approximately 6,300 individual claims representing total valid claims in excess of the settlement fund. As the valid claims exceed the balance of the remaining settlement fund, under the terms of the settlement agreement, the entire settlement fund of $12,362 will be disbursed to claimants on a pro-rata basis.

In arriving at the liability recorded at the balance sheet date, the voucher portion of the settlement fund of $6,181 has been discounted using a discount rate of 16.2%. During the year ended September 30, 2012, the Company recorded accretion expense of $716 ($616 in the year ended September 30, 2011 and $nil in the fifteen months ended September 30, 2010) in interest expense. The total liability related to the settlement at September 30, 2012 is $11,303 (September 30, 2011 - $10,587).

September 11, 2012 Claim

On September 11, 2012, an action under the British Columbia Class Proceedings Act was commenced in the Supreme Court of British Columbia by Roberta Stewart against The Cash Store Financial and Instaloans Inc. claiming on behalf of the plaintiff and class members who, on or after November 1, 2009 borrowed a loan from the Company, and that the Company charged, required or accepted an amount that is in excess of 23% amount loaned of the principal which is contrary to s. 17(1) of the Payday Loans Regulation and s. 112.02(2) of the Business Practices Consumer Protection Act (“BPCPA”) and charged, required or accepted an amount in relation to each cash card issued to a class member which is contrary to s. 112.04(1)(f) of the BPCPA; made the provision of each payday loan contingent on class members purchasing a cash card and services related thereto, contrary to s. 19(1) of the Payday Loans Regulation and s. 112.08(1)(m) of the BPCPA; and discounted the amount in the payday loan agreement to be the loan amount borrowed, by deducting and withholding from the loan advance an amount representing a portion of the total costs of credit, contrary to s.112.08(1)(e) of the BPCPA.

The class members, in an order pursuant to s. 112.10(2) and s. 172(3)(a) of the BPCPA are seeking that the Company refund all monies paid in excess of the loan principal of each payday loan, including the cash card fee amounts, the loan fees, and any other fees or changes collected by the Company in relation to the payday loan, damages and interest pursuant to the Court Order Interest Act at the rate of 30% compounded annually, as set out in the payday loan agreements or such other rate as the Court considers appropriate.

The Company believes that it has conducted its business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(ii)	Alberta

January 19, 2010 Claim

The Company has been served in prior fiscal periods with a Statement of Claim issued in Alberta alleging that we are in breach of s. 347 of the Code (the interest rate provision) and certain provincial consumer protection statutes.

On January 19, 2010, the plaintiffs in the Alberta action brought forward an application to have a related subsidiary, as well as certain of our customers’ third-party lenders, directors and officers added to the claim.

The Company agreed to a motion to certify the class proceeding if the third party lenders, officers and directors were removed as defendants. Class counsel agreed to the Company’s proposal. Consequently, the certification motion was granted in November of 2011.

The Company believes that it conducted its business in accordance with applicable laws and is defending the action vigorously. As at September 30, 2012, a total of $100 (September 30, 2011 - $100) has been accrued related to this matter. However, the likelihood of loss, if any, is not determinable at this time.

September 18, 2012 Claim

On September 18, 2012, an action under the Alberta Class Proceedings Act was commenced in the Alberta Court of Queen’s Bench by Kostas Efthimiou against The Cash Store Financial and Instaloans Inc. on behalf of all persons who, on or after March 1, 2010, borrowed a loan from the Company that met the definition of a “payday loan” proposing that the Company has violated s. 11 and 12 of the Payday Loan Regulations in that all amounts charged to and collected from the plaintiff and class members by the Company in relation to the payday loans advanced were in excess of the loan principal are unlawful charges under the Payday Loan Regulation and therefore seek restitution of damages for unlawful charges paid by the plaintiff and class members, repayment of unlawful charges paid by the plaintiff and class members, damages, interest on all amounts found to be owing and any such associated legal costs.

The Company believes that it has conducted business in accordance with applicable laws and will defend the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(iii)	Manitoba

On April 23, 2010, an action under the Manitoba Class Proceedings Act was commenced in the Manitoba Court of Queen’s Bench by Scott Meeking against The Cash Store Financial and Instaloans Inc. proposing that a class action be certified on his own behalf and on behalf of all persons in Manitoba and others outside the province who obtained a payday loan from The Cash Store Financial or Instaloans Inc. The action stems from the allegations that all payday loan fees collected by the defendants constitute interest and therefore violate s. 347 of the Code.

On February 22, 2012, the Manitoba Court determined that large portions of the plaintiff’s claim could not proceed as they have already been resolved in a judgment and settlement approved by the Ontario Superior Court of Justice in 2008. To the extent that limited portions of the Ontario judgment were not enforced in Manitoba, the Company has appealed the Manitoba decision. The Manitoba Court has not yet determined whether any remaining portions of the plaintiff’s claim should be certified as a class proceeding.

To the extent any subject matter of the claim was not resolved by the February 22, 2012 judgment, the Company believes that it has conducted business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(iv)	Ontario

On August 1, 2012, an action under the Ontario Class Proceedings Act was commenced in the Ontario Supreme Court of Justice by Timothy Yeoman against The Cash Store Financial and Instaloans Inc. claiming on behalf of the plaintiff and class members who entered into payday loan transactions with the Company in Ontario between September 1, 2011 and the date of judgment, that the Company operated an unlawful business model as the Company did not provide borrowers with the option to take their payday loan in an immediate liquid form and thereby misrepresenting the total cost of borrowing as the cost of additional services and devices should have been included.

The class members plead entitlement to damages and costs of investigation and prosecution pursuant to s. 36 of the Competition Act inclusive of the fees, interest and other amounts that the Company charged to the class members.

The Company believes that it has conducted business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(b)	Contingencies

(i)	Third-Party Lenders

In addition to direct lending, the Company acts as a broker on behalf of consumers seeking short term advances. The funding of the advances is provided directly to the customers by third-party lenders. The Company has entered into business arrangements with a number of third-party lenders that are prepared to consider lending to customers. Pursuant to these agreements, services related to the collection of documents and information, as well as, loan collection services are provided to the third party lenders. The agreements also provide that the third party lenders are responsible for losses suffered as a result of uncollectible loans provided the required duties under the terms of the agreements have been properly performed by the Company. In the event the duties are not properly performed and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. The Company’s contingent risk is the balance of the third-party lender’s loan portfolio which totalled $27,792 as at September 30, 2012 (2011 - $104,581).

To date, no claims have been made by the third-party lenders and no payments have been made or accrued by the Company pursuant to this clause in the agreements. Risk is managed through compliance with the loan limits, procedures and selection criteria established by the lenders.

(ii)	British Columbia Compliance Order

On March 23, 2012, the Company was issued a compliance order (the “Order”) and administrative penalty from Consumer Protection BC. The Order directs the Company to refund to all borrowers with loan agreements negotiated with the Company or its subsidiaries between November 1, 2009 and the date of the order, the amount of any issuance fee charged, required or accepted for or in relation to the issuance of a cash card. The Order also directed the Company to pay an administrative penalty of $25 in addition to costs. The Company has agreed to abide by the Order. On November 30, 2012, Consumer Protection BC issued a supplementary compliance order directing that unclaimed refund amounts to a maximum of $1.1 million be deposited into a consumer protection fund. The Company is appealing the supplementary compliance order. The estimated exposure with respect to this order is between $248 and $1.1 million including penalties, legal costs and additional costs. The Company has accrued $248 related to the Order as at September 30, 2012.